Income Taxes (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Income tax benefit	$ (13,653,000)	$ (13,167,000)		$ (27,938,000)	$ (46,134,000)
Effective Income Tax Rate Reconciliation, Percent	(22.70%)	(25.00%)		(24.00%)	(38.20%)
Expected Future Effective Income Tax Rate Continuing Operations				24.50%
Capitol Acquisition Corp. III [Member]
Net operating loss						$ 766,000
Operating loss carryforwards, Expiration date						Dec. 31, 2016
Income tax benefit						$ 260,000
Deferred income tax asset net operating loss carryforwards			$ 40,000			260,000
Deferred tax amount changes in valuation allowance			$ 40,000			$ 220,000
Effective Income Tax Rate Reconciliation, Percent			0.00%			0.00%